8. COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
2018	$ 85	$ 114
2019	98	98
2020	101	101
2021	$ 26	$ 26